Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.5%)
Alphabet, Inc. - Class A	13,239	3,807
Verizon Communications, Inc.	43,130	2,165

Total		5,972

Consumer Discretionary (1.1%)
PulteGroup, Inc.	15,756	1,853

Total		1,853

Consumer Staples (13.3%)
Colgate-Palmolive Co.	25,159	2,145
Kimberly-Clark Corp.	41,338	3,988
Mondelez International, Inc.	72,558	4,182
PepsiCo, Inc.	28,668	4,452
Sysco Corp.	23,435	1,672
Target Corp.	15,613	1,892
Unilever PLC, ADR	76,201	4,341

Total		22,672

Energy (9.1%)
Baker Hughes Co.	46,789	2,856
Chevron Corp.	23,730	4,910
Enterprise Products Partners LP	129,458	4,899
TotalEnergies SE	31,305	2,848

Total		15,513

Financials (22.9%)
Ameriprise Financial, Inc.	4,049	1,799
Berkshire Hathaway, Inc. - Class B *	12,147	5,821
BlackRock, Inc.	5,727	5,508
The Charles Schwab Corp.	34,740	3,265
Commerce Bancshares, Inc.	48,500	2,386
JPMorgan Chase & Co.	17,996	5,294
Marsh & McLennan Cos., Inc.	45,132	7,828
Reinsurance Group of America, Inc.	14,639	2,989
Truist Financial Corp.	91,095	4,187

Total		39,077

Health Care (15.4%)
Becton Dickinson and Co.	33,248	5,227
Henry Schein, Inc. *	33,636	2,479
IQVIA Holdings, Inc. *	15,921	2,715
Johnson & Johnson	21,728	5,311
Medtronic PLC	49,621	4,300
Roche Holding AG	5,951	2,350
UnitedHealth Group, Inc.	6,991	1,892

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Zimmer Biomet Holdings, Inc.	22,283	2,015

Total		26,289

Industrials (11.5%)
A.O. Smith Corp.	52,076	3,434
Honeywell International, Inc.	11,564	2,614
Norfolk Southern Corp.	15,849	4,549
Owens Corning	16,301	1,764
PACCAR, Inc.	24,568	2,837
RTX Corp.	12,519	2,415
Siemens AG	8,749	2,075

Total		19,688

Information Technology (10.9%)
Analog Devices, Inc.	11,932	3,796
Cisco Systems, Inc.	38,280	2,970
F5, Inc. *	12,099	3,500
Infineon Technologies AG	60,200	2,645
Microsoft Corp.	9,279	3,435
QUALCOMM, Inc.	16,995	2,189

Total		18,535

Materials (5.3%)
Amrize, Ltd. *	51,537	2,887
Packaging Corp. of America	18,036	3,828
PPG Industries, Inc.	22,293	2,383

Total		9,098

Utilities (5.4%)
Atmos Energy Corp.	15,925	2,942
Duke Energy Corp.	47,146	6,173

Total		9,115

Total Common Stocks (Cost: $153,809)		167,812

Total Investments (98.4%) (Cost: $153,809)@		167,812

Other Assets, Less Liabilities (1.6%)		2,770

Net Assets (100.0%)		170,582

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America NA	CHF	1,589	2,006	6/26/26	$29	$	—π	$29
Buy	Morgan Stanley Bank NA	EUR	175	203	6/26/26	2		—	2
Sell	Morgan Stanley Bank NA	EUR	5,690	6,603	6/26/26	1		—π	1
Sell	Bank of America NA	GBP	2,924	3,869	6/26/26	37		—	37

						$69	$	—π	$69

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$69	—	$69	— π	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $153,809 and the net unrealized appreciation of investments based on that cost was $14,072 which is comprised of $20,292 aggregate gross unrealized appreciation and $6,220 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Health Care	$23,939		$2,350	$—
Industrials	17,613		2,075	—
Information Technology	15,890		2,645	—
All Others	103,300		—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—		69	—

Total Assets:	$160,742		$7,139	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—		—π	—

Total Liabilities:	$—	$	—π	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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